Provision for Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Income (loss) before income taxes	$ (25)	$ 100	$ (355)
Income tax holiday expected to expire, year	2021
Tax related benefit within tax incentives	89.00%
Non-cash tax benefit	8
Offset income tax expense in other comprehensive income	(8)	0	0
Increased in valuation allowance	44	63
Valuation allowance for deferred tax assets allocated to comprehensive income	582
Valuation allowance for deferred tax assets allocated to additional paid-in capital	7
Net deferred tax assets (liabilities)	54	68
Tax loss carryforwards	2,515
Tax credit carryforwards	92
Net income tax payable excluding liability for unrecognized tax benefits	26	33
Deferred tax liability recognized in undistributed earnings of foreign subsidiaries	(27)	(27)
Total unrecognized tax benefits, if recognized, would impact the effective tax rate	15
Unrecognized tax benefits relates to interest and penalties	(5)	3	5
Liability for related interest and penalties	$ 3	$ 8	$ 11